Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Intangible Assets, Net/Goodwill [Abstract]
Customer contacts	$ 348,214	$ 339,883
Less: accumulated amortization	(88,155)	(34,419)
Intangible assets, net	$ 260,059	$ 305,464